Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$86,350,590.03	0.3495975	$69,909,334.96	0.2830337	$16,441,255.07
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$269,130,590.03	0.2922854	$252,689,334.96	0.2744297	$16,441,255.07

Weighted Avg. Coupon (WAC)	4.57%		4.58%
Weighted Avg. Remaining Maturity (WARM)	33.56		32.69
Pool Receivables Balance	$312,692,808.23		$295,636,615.13
Remaining Number of Receivables	33,342		32,486

Adjusted Pool Balance	$302,690,799.90		$286,249,544.83

III. COLLECTIONS

Principal:
Principal Collections	$16,620,488.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$282,945.02
Total Principal Collections	$16,903,433.80

Interest:
Interest Collections	$1,180,874.18
Late Fees & Other Charges	$26,282.29
Interest on Repurchase Principal	$-
Total Interest Collections	$1,207,156.47

Collection Account Interest	$608.76
Reserve Account Interest	$179.03
Servicer Advances	$-

Total Collections	$18,111,378.06

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$18,111,378.06
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$22,838,168.18
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$260,577.34		$260,577.34	$260,577.34
Collection Account Interest					$608.76
Late Fees & Other Charges					$26,282.29
Total due to Servicer					$287,468.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$83,472.24		$83,472.24
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$256,428.91		$256,428.91	$256,428.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$17,417,627.84

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$16,441,255.07

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$16,441,255.07
Class A-4 Notes				$-
Class A Notes Total:		$16,441,255.07		$16,441,255.07
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$16,441,255.07

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					976,372.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,002,008.33
Beginning Period Amount	$10,002,008.33
Current Period Amortization	$614,938.03
Ending Period Required Amount	$9,387,070.30
Ending Period Amount	$9,387,070.30
Next Distribution Date Amount	$8,794,319.59

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		11.09%	11.72%	11.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	32,030	98.10%	$290,018,603.50
30 - 60 Days	1.11%	359	1.48%	$4,389,688.52
61 - 90 Days	0.25%	82	0.35%	$1,022,988.83
91 + Days	0.05%	15	0.07%	$205,334.28
		32,486		$295,636,615.13
Total
Delinquent Receivables 61 + days past due	0.30%	97	0.42%	$1,228,323.11
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	77	0.30%	$932,019.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	87	0.34%	$1,128,194.12
Three-Month Average Delinquency Ratio	0.26%		0.35%

Repossession in Current Period		25		$299,024.99
Repossession Inventory		38		$258,550.93

Charge-Offs
Gross Principal of Charge-Off for Current Period				$435,704.32
Recoveries				$(282,945.02)
Net Charge-offs for Current Period				$152,759.30

Beginning Pool Balance for Current Period				$312,692,808.23

Net Loss Ratio				0.59%
Net Loss Ratio for 1st Preceding Collection Period				-0.23%
Net Loss Ratio for 2nd Preceding Collection Period				-0.24%
Three-Month Average Net Loss Ratio for Current Period				0.04%

Cumulative Net Losses for All Periods				$5,392,086.25
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$927,882.13
Number of Extensions				71

3 of 3